Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
11.	NET LOSS PER SHARE
Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock and common stock options are considered to be potentially dilutive securities. Basic and diluted net loss per share is presented in conformity with the two-class
method required for participating securities as the convertible preferred stock is considered a participating security. The Company’s participating securities do not have contractual obligation to share in the Company’s losses. As such, the net loss was attributed entirely to common stockholders. As the Company has reported net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Options to purchase common stock	271,280	267,034	271,280	267,034
Restricted stock units	255,000	—	170,000	—
Convertible preferred stock	2,787,642	2,787,642	2,787,642	2,787,642

Total	3,313,922	3,054,676	3,228,922	3,054,676

While the net loss attributable to common shareholders is $1,892 and $1,207 for the three months ended September 30, 2022 and 2021, respectively, and $3,798 and $3,378 for the nine months ended September 30, 2022 and 2021, respectively, there are no common shareholders.

10.	NET LOSS PER SHARE
Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock and common stock options are considered to be potentially dilutive securities. Basic and diluted net loss per share is presented in conformity with the two-class
method required for participating securities as the convertible preferred stock is considered a participating security. The Company’s participating securities do not have contractual obligation to share in the Company’s losses. As such, the net loss was attributed entirely to common stockholders. As the Company has reported net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	2021	2020
Options to purchase common stock	287,382	141,851
Convertible preferred stock	2,787,642	2,787,642

Total	3,075,024	2,929,493

While the net loss attributable to common shareholders is $4.6 million and $3.3 million for the years ended December 31, 2021 and 2020, respectively, there are no common shareholders.